Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 21, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	UWHR
Entity Registrant Name	UWHARRIE CAPITAL CORP
Entity Central Index Key	0000898171
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,112,853
Entity Public Float			$ 36,093,967